Significant Accounting Policies - Disclosure of Increase (Decrease) in Fair Value of Loan Due to Unobservable Input (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Repayment of loans (6 months movement)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Period in movement	6 months
Annual increase in savings (0.2% decrease, 1% increase)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Percent of movement decrease	0.20%
Percent of movement Increase	1.00%
Discount rate (2.5% movement)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Percent of movement	2.50%
Initial savings (2.5% movement)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Percent of movement	2.50%
Volatility (10% movement)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Percent of movement	10.00%